Federated Hermes Intermediate Municipal Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.3%
		Alabama—3.7%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), (Assured Guaranty, Inc. INS), 5.000%, 10/1/2026	$ 1,021,748
675,000		Birmingham, AL Waterworks Board, Senior Revenue Refunding Bonds (Series 2016-B), (United States Treasury PRF 1/1/2028@100), 5.000%, 1/1/2039	719,122
1,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	1,088,829
1,250,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2039	1,373,415
2,500,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,686,904
		TOTAL	6,890,018
		Alaska—0.6%
1,165,000		Alaska State Housing Finance Corp., State Capital Project Bonds II (Series 2015C), (United States Treasury PRF 12/1/2025@100), 5.000%, 6/1/2029	1,184,438
		Arizona—2.2%
70,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025@100), 2.110% (SIFMA 7-day +0.250%), 1/1/2046	69,939
10,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025@100), 2.110% (SIFMA 7-day +0.250%), 1/1/2046	9,968
420,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 2.110% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	415,243
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	1,028,828
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022), 5.000%, Mandatory Tender 9/1/2027	1,029,251
1,000,000		Glendale, AZ, Subordinate Excise Tax Revenue Refunding Obligations (Series 2017), 5.000%, 7/1/2028	1,050,609
375,000	[2]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	409,677
		TOTAL	4,013,515
		California—2.6%
1,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 3.110% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,004,641
1,300,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	1,303,842
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-85 Senior Living Revenue Refunding Bonds (Series B-1), 3.125%, 5/15/2029	987,443
1,500,000		California State, UT GO Various Purpose Refunding Bonds (Series 2021), 4.000%, 10/1/2041	1,535,077
		TOTAL	4,831,003
		Colorado—2.6%
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.250%, 11/1/2034	1,131,750
700,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2037	780,514
750,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.000%, 12/1/2033	783,568
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	512,637
1,000,000		Douglas County, CO School District, Number Re1, UT GO Bonds (Series 2024), 5.000%, 12/15/2039	1,141,694
500,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2021C-3B), 2.000%, Mandatory Tender 10/15/2026	488,488
		TOTAL	4,838,651
		Connecticut—1.7%
750,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2033	801,330
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.000%, 7/1/2030	1,111,581

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Connecticut—continued
$1,250,000	Connecticut State, UT GO Bonds (Series 2022B), 4.000%, 1/15/2038	$ 1,289,832
	TOTAL	3,202,743
	District of Columbia—2.2%
550,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2036	554,691
750,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2027	794,834
2,195,000	District of Columbia, UT GO Bonds (Series 2021D), 4.000%, 2/1/2037	2,280,263
500,000	Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	524,784
	TOTAL	4,154,572
	Florida—7.2%
410,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	410,403
1,100,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue Bonds (Series 2018A), 5.000%, 11/15/2038	1,126,852
470,000	Broward County, FL Port Facilities Revenue, Revenue Bonds (Series 2022), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2037	507,177
1,500,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2030	1,514,424
1,245,000	Collier County, FL IDA (NCH Healthcare System, Inc.), Revenue Bonds (Series 2024B), (Assured Guaranty, Inc. INS), 5.000%, Mandatory Tender 10/1/2029	1,331,346
335,000	Florida Development Finance Corp. (GFL Solid Waste Southeast LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), (GFL Environmental, Inc. GTD), 4.375%, Mandatory Tender 10/1/2031	338,775
2,500,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2037	2,837,881
500,000	Lakes of Sarasota CDD 2, Capital Improvement Revenue Bonds (Series 2025A), 4.500%, 5/1/2032	503,378
240,000	Lakewood Ranch Stewardship District, FL (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.125%, 5/1/2043	256,951
750,000	Miami Beach, FL, Revenue Bonds (Series 2015), 5.000%, 9/1/2028	757,780
500,000	Miami-Dade County, FL (Miami-Dade County, FL Seaport Department), Seaport Revenue Refunding Bonds (Series 2022A), 5.000%, 10/1/2042	521,427
500,000	Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water & Sewer System Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2041	552,634
1,000,000	Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2028	1,029,025
1,250,000	Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.000%, 10/1/2039	1,418,867
195,000	St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2030	188,657
185,000	Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-70 Retirement Community Revenue Improvement Bonds (Series 2024B-2), 4.500%, 1/1/2030	185,459
	TOTAL	13,481,036
	Georgia—4.7%
1,000,000	Atlanta, GA Airport General Revenue (Atlanta, GA Department of Aviation - Old), General Revenue Bonds (Series 2022B), 5.000%, 7/1/2036	1,080,639
500,000	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-1), 5.000%, 4/1/2034	507,679
500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2025	501,825
500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	503,382
1,500,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 5.000%, 7/1/2036	1,687,428
750,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, Mandatory Tender 12/1/2028	755,700
750,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022B), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 6/1/2029	783,756
1,000,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	1,061,209
750,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023D), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2030	789,909
500,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2023A), (Assured Guaranty, Inc. GTD), 5.000%, 7/1/2048	530,291
500,000	Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	493,112
	TOTAL	8,694,930

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—7.1%
$ 250,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2035	$ 275,425
500,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2036	549,028
300,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.250%, 4/1/2037	328,228
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.000%, 11/1/2030	1,030,187
125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2021B) FRNs, 2.560% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	123,838
1,500,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2015A), 5.000%, 1/1/2036	1,509,768
750,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2018A), 5.000%, 1/1/2031	807,587
550,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	568,420
450,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	472,163
3,100,000		Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.650%), 5.500%, 5/1/2030	3,327,426
1,000,000		Illinois State, UT GO Bonds (Series 2022C), (Original Issue Yield: 5.210%), 5.000%, 10/1/2038	1,087,898
1,000,000		Illinois State, UT GO Bonds (Series 2023B), 5.000%, 5/1/2037	1,090,412
1,000,000		Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2041	1,076,942
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), (United States Treasury PRF 6/1/2026@100), 5.000%, 6/1/2028	1,028,121
		TOTAL	13,275,443
		Indiana—3.8%
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016A), 5.000%, 1/1/2033	1,024,005
435,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 2.160% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	430,068
1,630,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 5.610%), 5.500%, 3/1/2038	1,773,071
2,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), (Series 2023I-2), 5.000%, 1/1/2034	2,172,298
1,000,000		Indianapolis, IN Water System Revenue, First Lien Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	1,070,430
500,000		Purdue University, IN, Student Facilities System Revenue Bonds (Series 2025A), 5.000%, 7/1/2036	581,227
		TOTAL	7,051,099
		Iowa—0.6%
985,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	1,135,719
		Kentucky—1.2%
500,000		Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2019C), (Morgan Stanley GTD), 4.000%, Mandatory Tender 2/1/2028	504,825
350,000	[1]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.101% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	348,792
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	1,076,144
250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	230,069
		TOTAL	2,159,830
		Louisiana—0.6%
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2043	1,069,931
		Maryland—1.0%
500,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2034	524,279
1,245,000		Howard County, MD, UT GO Metropolitan District Project and Refunding Bonds (Series 2011B), 4.000%, 8/15/2038	1,277,820
		TOTAL	1,802,099
		Massachusetts—1.9%
1,000,000		Commonwealth of Massachusetts, Special Obligation Refunding Notes (Series 2010B), (Assured Guaranty, Inc. GTD), 5.250%, 8/1/2028	1,087,540
1,975,000		Commonwealth of Massachusetts, UT GO Consolidated Loan (Series 2018A), 5.000%, 1/1/2034	2,086,161
400,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017S), 5.000%, 7/1/2028	425,632
		TOTAL	3,599,333
		Michigan—2.0%
500,000		Detroit, MI, UT GO Bonds (Series 2020), 5.000%, 4/1/2029	533,368

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.250%, 2/28/2041	$ 1,092,852
500,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2008C), 5.000%, 12/1/2030	526,283
530,000	Richmond, MI Community Schools, UT GO School Building and Site Bonds (Series 2020-I), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2034	574,096
1,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2027	1,010,731
	TOTAL	3,737,330
	Minnesota—1.8%
2,925,000	Minnesota State, UT GO Bonds (Series 2022D), 5.000%, 8/1/2032	3,357,988
	Missouri—0.6%
1,020,000	Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds (Series 2021A), 4.000%, 7/1/2033	1,068,132
	Nebraska—0.3%
500,000	Central Plains, NE Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2029	528,137
	New Hampshire—0.4%
290,000	National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2031	287,478
494,964	National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	484,662
	TOTAL	772,140
	New Jersey—5.8%
450,000	New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	497,430
645,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	686,428
500,000	New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 2000B), 5.625%, 11/15/2030	500,688
1,500,000	New Jersey State Educational Facilities Authority (Princeton University), Revenue Bonds (Series 20224A-2), 5.000%, 3/1/2043	1,670,384
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	559,416
1,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2039	1,114,261
2,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 4.000%, 12/15/2031	2,057,799
500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2019A), 5.000%, 12/15/2028	539,785
300,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2022CC), 5.250%, 6/15/2041	332,832
350,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2036	394,503
2,475,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017G), 4.000%, 1/1/2034	2,525,600
	TOTAL	10,879,126
	New York—9.2%
500,000	Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.000%, 7/1/2042	518,027
500,000	Hudson Yards, NY Infrastructure Corp., Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2039	515,398
575,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B), 0.850%, Mandatory Tender 9/1/2025	567,475
510,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017C-1), 5.000%, 11/15/2027	538,800
500,000	New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-1), 5.000%, 7/15/2037	528,251
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2022F-1), 5.000%, 2/1/2040	1,096,327
375,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023E-1), 5.000%, 11/1/2037	421,783
2,175,000	New York State Dormitory Authority (New York School Districts Revenue Bond Financing Program), School Districts Revenue Bond Financing Program (Series 2023A), (Assured Guaranty, Inc. INS), 5.000%, 10/1/2035	2,437,229
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018A), 5.000%, 3/15/2033	529,992
500,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	524,847

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 250,000
New York State Environmental Facilities Corp. State Clean Water and Drinking Water (New York City, NY Municipal Water
Finance Authority), Subordinated SRF Bonds Second Resolution (Series 2020A), 5.000%, 6/15/2035
			$ 271,230
335,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	317,330
750,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	842,137
410,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2025	414,846
250,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 5.500%, 6/30/2038	272,712
500,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.250%, 6/30/2043	530,905
1,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.250%, 6/30/2044	1,057,479
500,000		Onondaga, NY Civic Development Corporation (Crouse Health Hospital, Inc.), Revenue Refunding Bonds (Series 2024A), (Original Issue Yield: 5.260%), 5.125%, 8/1/2044	470,808
1,500,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2019-218), 4.000%, 11/1/2034	1,520,224
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,038,107
1,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 4.000%, 11/15/2035	1,069,896
500,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2018C), 5.000%, 11/15/2035	531,986
1,000,000		Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2039	1,121,579
		TOTAL	17,137,368
		North Carolina—1.3%
505,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.000%, 10/1/2044	524,747
1,820,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (SOFR Floating Rate Note) (Series 2019B) FRNs, 3.551% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	1,819,477
		TOTAL	2,344,224
		Ohio—2.9%
1,500,000		Columbus, OH, UT GO Bonds (Series 2018A), 5.000%, 4/1/2033	1,605,764
1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.000%, 2/15/2037	1,018,634
500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Revenue Bonds (Series 2023A), 5.500%, 1/1/2043	532,215
500,000		Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B), 2.500%, Mandatory Tender 10/1/2029	467,794
570,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	600,527
1,000,000		Ohio State University, Unrefunded (Series 2010D), 5.000%, 12/1/2029	1,099,625
		TOTAL	5,324,559
		Oklahoma—0.3%
640,000		Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Series 2012A), (GNMA Collateralized Home Mortgage Program INS), 5.000%, 9/1/2027	640,270
		Oregon—0.3%
500,000		Portland, OR Sewer System, Second Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 3/1/2031	546,751
		Pennsylvania—4.7%
1,160,000		Adam County, PA General Authority (Cross Keys Village - Brethren Home Community), Entrance Fee Redemption Bonds (Series 2024B-2), 3.600%, 6/1/2029	1,152,241
1,500,000		Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 4.000%, 4/1/2038	1,470,459
500,000		Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2030	515,515
825,000		Luzerne County, PA, UT GO GTD Bonds (Series 2017A), (Assured Guaranty, Inc. INS), 5.000%, 12/15/2029	869,010
1,275,000		Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 5.000%, 2/15/2027	1,326,339
1,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), 5.500%, 6/30/2041	1,075,833
1,325,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2018A-2), 5.000%, 12/1/2038	1,405,422

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2034	$ 1,026,798
		TOTAL	8,841,617
		Puerto Rico—3.3%
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2033	1,007,139
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.625%, 7/1/2029	1,077,238
2,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.329%, 7/1/2040	1,992,568
2,043,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2A), 4.550%, 7/1/2040	2,047,760
		TOTAL	6,124,705
		South Carolina—0.4%
350,000	[2]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-50 (Series 2023B-2), 5.250%, 11/15/2028	350,834
350,000	[2]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	350,126
		TOTAL	700,960
		Tennessee—0.8%
700,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	745,959
750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2031	767,951
		TOTAL	1,513,910
		Texas—10.3%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2027	751,384
1,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 5.000%, 11/1/2037	1,112,281
1,000,000		Denton, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2037	1,134,104
1,500,000		Hays, TX Consolidated Independent School District, UT GO School Building Bonds (Series 2021), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2030	1,562,721
1,000,000		Houston, TX (United Airlines, Inc.), Airport System Special Facilities Revenue Bonds (Series 2024B), 5.500%, 7/15/2038	1,081,434
1,750,000		Killeen, TX Independent School District, UT GO School Building Bonds (Series 2018), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/15/2031	1,852,166
1,400,000		Liberty Hill, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2022A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2041	1,513,325
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2024), (Assured Guaranty, Inc. INS), 5.000%, 5/15/2037	1,129,954
200,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	190,632
500,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2024A), 5.000%, 2/1/2039	566,625
1,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2031	1,036,376
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2032	1,069,757
100,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2030	102,692
1,500,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.000%, 12/31/2033	1,597,999
2,000,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2024-C), 5.000%, 8/15/2035	2,289,537
1,000,000		Texas State, UT GO Water Financial Assistance Bonds (Series 2022A), 5.000%, 8/1/2036	1,111,740
1,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	1,032,416
		TOTAL	19,135,143
		Utah—1.2%
2,000,000		Utah State Board of Higher Education (University of Utah), General Revenue and Refunding Bonds (Series 2024A), 5.000%, 8/1/2040	2,248,581
		Virginia—4.4%
2,000,000		Fairfax County, VA, UT GO Bonds (Series 2018A), 4.000%, 10/1/2035	2,060,350
1,500,000		Fairfax County, VA, UT GO Bonds (Series 2023A), 4.000%, 10/1/2041	1,523,864

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$1,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-80 (Series 2023B-1), 6.250%, 9/1/2030	$ 1,028,120
1,675,000		Virginia Commonwealth Transportation Board (Virginia Commonwealth), Transportation Capital Projects Revenue Refunding Bonds (Series 2017A), 4.000%, 5/15/2036	1,696,938
1,585,000		Virginia Small Business Financing Authority (95 Express Lanes LLC), Senior Lien Revenue Refunding Bonds (Series 2022), 5.000%, 7/1/2034	1,692,880
130,000		Virginia Small Business Financing Authority (Reworld Holding Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	130,000
		TOTAL	8,132,152
		Washington—3.8%
1,155,000		King County, WA, Limited Tax General Obligation Bonds (Series 2019B), 5.000%, 7/1/2036	1,243,847
2,000,000		King County, WA, LT GO Sewer Revenue Refunding Bonds (Series 2024A), 5.000%, 7/1/2038	2,303,914
1,000,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-2), 5.000%, 8/1/2044	1,026,638
785,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	801,253
825,620		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	752,507
1,000,000		Washington State, UT GO Bonds (Series 2021C), 4.000%, 8/1/2035	1,049,612
		TOTAL	7,177,771
		Wisconsin—0.8%
500,000	[2]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	514,691
1,000,000		Public Finance Authority, WI Revenue (Puerto Rico Toll Roads Monetization Project), Seniro Lien Revenue Bonds (Series 2024), 5.500%, 7/1/2044	1,062,787
		TOTAL	1,577,478
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $180,854,351)	183,172,702
	[1]	SHORT-TERM MUNICIPALS—0.9%
		Alabama—0.5%
1,000,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 1.500%, 3/3/2025	1,000,000
		Louisiana—0.0%
100,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 1.700%, 3/3/2025	100,000
		Ohio—0.1%
250,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 1.500%, 3/3/2025	250,000
		Pennsylvania—0.2%
250,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 1.500%, 3/3/2025	250,000
50,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.550%, 3/3/2025	50,000
		TOTAL	300,000
		Virginia—0.1%
150,000		Albemarle County, VA EDA (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 1.500%, 3/3/2025	150,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,800,000)	1,800,000
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $182,654,351)	184,972,702
		OTHER ASSETS AND LIABILITIES - NET—0.8%	1,425,697
		NET ASSETS—100%	$186,398,399

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.1% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2025, these restricted securities amounted to $4,717,866, which represented 2.5% of net assets.

Security	Acquisition Date	Cost	Value
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	12/02/2024	$1,300,000	$1,303,842
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-85 Senior Living Revenue Refunding Bonds (Series B-1), 3.125%, 5/15/2029	05/27/2021	$1,000,000	$987,443
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	10/06/2022	$377,017	$409,677
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	02/02/2023	$500,000	$514,691
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-50 (Series 2023B-2), 5.250%, 11/15/2028	07/21/2023	$350,000	$350,834
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	07/21/2023	$336,055	$350,126
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2032	01/14/2021	$815,977	$801,253
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes